CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 8,267,518	$ 1,182,240	¥ 7,355,677	¥ 5,952,028
Operating cost and expenses
Cost of revenues	(1,235,153)	(176,625)	(1,239,712)	(1,059,861)
Sales and marketing expenses	(1,693,245)	(242,131)	(2,073,052)	(1,991,226)
Research and development expenses	(1,653,601)	(236,462)	(1,815,809)	(1,543,568)
General and administrative expenses	(1,199,367)	(171,507)	(1,093,949)	(811,787)
Total operating cost and expenses	(5,781,366)	(826,725)	(6,222,522)	(5,406,442)
Other operating income/(expenses), net	(22,051)	(3,153)	39,791	35,385
Income from operations	2,464,101	352,362	1,172,946	580,971
Interest and investment income, net	705,963	100,951	625,282	606,757
Foreign exchange gain/(loss)	11,161	1,596	(68)	1,088
Other income, net	18,987	2,715	34,500	32,973
Income before income tax expenses	3,200,212	457,624	1,832,660	1,221,789
Income tax expenses	(509,745)	(72,893)	(265,634)	(122,571)
Net income	2,690,467	384,731	1,567,026	1,099,218
Net loss attributable to non-controlling interests	44,873	6,417	17,638	9
Net income attributable to ordinary shareholders of KANZHUN LIMITED	¥ 2,735,340	$ 391,148	¥ 1,584,664	¥ 1,099,227
Weighted average number of ordinary shares used in computing net income per share
- Basic	901,033,318	901,033,318	881,882,225	870,304,878
- Diluted	926,992,531	926,992,531	909,228,757	902,735,995
Net income per share attributable to ordinary shareholders of KANZHUN LIMITED
- Basic | (per share)	¥ 3.04	$ 0.43	¥ 1.8	¥ 1.26
- Diluted | (per share)	¥ 2.95	$ 0.42	¥ 1.74	¥ 1.22
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments	¥ (256,618)	$ (36,696)	¥ 154,202	¥ 186,976
Net change in unrealized gains on available-for-sale investments-Unrealized gains	75,653	10,818	1,701	16,650
Net change in unrealized gains on available-for-sale investments-Reclassification of gains to net income	(31,209)	(4,463)
Unrealized gains on available-for-sale investments, net of reclassification	44,444	6,355	1,701	16,650
Total other comprehensive income/(loss)	(212,174)	(30,341)	155,903	203,626
Total comprehensive income	2,478,293	354,390	1,722,929	1,302,844
Comprehensive loss attributable to non-controlling interests	45,186	6,461	17,487	9
Comprehensive income attributable to ordinary shareholders of KANZHUN LIMITED	2,523,479	360,851	1,740,416	1,302,853
Online recruitment services to enterprise customers
Revenues
Total revenues	8,192,714	1,171,543	7,270,026	5,889,101
Others
Revenues
Total revenues	¥ 74,804	$ 10,697	¥ 85,651	¥ 62,927